PROPERTY, PLANT AND EQUIPMENT (Details 4)	12 Months Ended
Dec. 31, 2021
Buildings [member]
Statement [Line Items]
Average useful live Property Plant and Equipment	58
Plant and equipment [member]
Statement [Line Items]
Average useful live Property Plant and Equipment	30
Information technology equipment [member]
Statement [Line Items]
Average useful live Property Plant and Equipment	8
Fixtures and fittings [member]
Statement [Line Items]
Average useful live Property Plant and Equipment	28
Motor vehicles [member]
Statement [Line Items]
Average useful live Property Plant and Equipment	7
Other property, plant and equipment [member]
Statement [Line Items]
Average useful live Property Plant and Equipment	14